COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Jan. 02, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of Lessee Quantitative Information
The table below presents the summarized quantitative information with regard to lease contracts we have entered into:

	Fiscal Year Ended
(In thousands)	January 2, 2022	January 3, 2021
Operating lease expense	$2,875	$4,016
Cash paid for amounts included in the measurement of lease liabilities
Cash paid for operating leases	3,088	3,556
Right-of-use assets obtained in exchange for lease obligations	5,029	4,791
Weighted-average remaining lease term (in years) – operating leases	5.6	6.2
Weighted-average discount rate – operating leases	7.1%	8.7%

Schedule of Lessee, Operating Lease, Liability, Maturity
The following table presents our minimum future rental payments on leases placed in service as of January 2, 2022:

(In thousands)	Operating Leases	Finance Lease
2022	$3,427	$688
2023	3,442	197
2024	3,529	10
2025	3,194	—
2026	3,258	—
Thereafter	2,324	—
Total lease payments	19,174	895
Less: imputed interest	(3,243)	(4)
Total	$15,931	$891

Schedule of Finance Lease, Liability, Fiscal Year Maturity
The following table presents our minimum future rental payments on leases placed in service as of January 2, 2022:

(In thousands)	Operating Leases	Finance Lease
2022	$3,427	$688
2023	3,442	197
2024	3,529	10
2025	3,194	—
2026	3,258	—
Thereafter	2,324	—
Total lease payments	19,174	895
Less: imputed interest	(3,243)	(4)
Total	$15,931	$891

Schedule of Minimum Future Rental Receivables
The following table presents our minimum future rental receivables on the operating leases as of January 2, 2022:

		Payments Due by Fiscal Year
(In thousands)	Total	2022	2023	2024	2025	2026	Thereafter
Minimum future rental receivable	$6,200	$2,220	$1,990	$1,990	$—	$—	$—

Schedule of Purchase Obligations
Future purchase obligations under non-cancellable purchase orders and long-term supply and service agreements as of January 2, 2022 are as follows:

(In thousands)	Fiscal Year 2022	Fiscal Year 2023	Fiscal Year 2024	Total(1)
Future purchase obligations	$326,767	$22,472	$710	$349,949
(1)Total future purchase obligations comprised of $105.2 million related to non-cancellable purchase orders and $244.7 million related to long-term supply and service agreements.
Schedule of Advances from Customers
The estimated utilization of advances from customers included within “Contract liabilities, current portion” and “Contract liabilities, net of current portion” on our Consolidated Balance Sheets as of January 2, 2022 is as follows:

(In thousands)	Fiscal Year 2022	Fiscal Year 2023	Fiscal Year 2024	Fiscal Year 2025	Thereafter	Total(1)
Estimated utilization of advances from customers	$41,751	$60,856	$—	$—	$—	$102,607
(1) We have entered into other agreements with customers who have made advance payments for solar power products and systems. These advances will be applied as shipments of product occur. In November 2016, SunPower and Total entered into a four-year, up to 200 MW supply agreement to support the solarization of Total facilities (see Note . Net Parent Investment and Transactions with Sunpower and TotalEnergies); in March 2017, we received a prepayment totaling $88.5 million. In February 2020, we entered into an amendment agreement with TotalEnergies to extend the term of the contract to December 2025. In February 2021, an amendment was made to the Solarization Agreement. Consequently $22.6 million which is expected to be repaid to TotalEnergies is reclassified from “Contract liabilities, net of current portion” to “Other long-term liabilities” on our Consolidated Balance Sheets. As of January 2, 2022 and January 3, 2021, the advance payment from TotalEnergies was $11.6 million and $42.4 million, respectively, of which $8.1 million and $9.3 million were classified as short-term in our Consolidated Balance Sheets, based on projected shipment dates.
Schedule of Product Warranty
The following table summarizes the product warranty activities for fiscal years 2021 and 2020:

	Fiscal Year
(In thousands)	2021	2020
Balance at the beginning of the period	$31,129	$37,065
Accruals for warranties issued during the period	3,216	5,418
Settlements and adjustments during the period	(3,729)	(11,354)
Balance at the end of the period	$30,616	$31,129